Taxation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Taxation
28	TAXATION

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax relates to the same tax authority.

(a)	The amount of taxation charged to net profit represents:

	For the year ended 31 December
	2018	2017	2016
	RMB million	RMB million	RMB million
Current taxation - Enterprise income tax	6,397	9,457	5,200
Deferred taxation	(4,412)	(538)	(943)

Total tax charges	1,985	8,919	4,257

(b)	The reconciliation between the Group’s effective tax rate and the statutory tax rate of 25% in the PRC (2017: 25%, 2016: 25%) is as follows:

	For the year ended 31 December
	2018	2017	2016
	RMB million	RMB million	RMB million
Profit before income tax	13,921	41,671	23,842
Tax computed at the statutory tax rate	3,480	10,418	5,961
Non-taxable income (i)	(7,095)	(7,847)	(6,080)
Expenses not deductible for tax purposes (i)	5,319	6,105	4,259
Unused tax losses	25	6	58
Tax losses utilised from previous periods	(86)	(15)	(49)
Others	342	252	108

Income tax at the effective tax rate	1,985	8,919	4,257

(i)

Non-taxable income mainly includes interest income from government bonds, and dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include brokerages, commissions, donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.

(c)

As at 31 December 2018 and 2017, deferred income tax was calculated in full on temporary differences under the liability method using the principal tax rate of 25%. The movements in deferred income tax assets and liabilities during the year are as follows:

Deferred tax assets/(liabilities)

	Insurance	Investments	Others	Total
	RMB million	RMB million	RMB million	RMB million
	(i)	(ii)	(iii)
As at 1 January 2017	(6,408)	(2,975)	1,615	(7,768)
(Charged)/credited to net profit	1,072	(1,279)	745	538
(Charged)/credited to other comprehensive income
- Available-for-sale securities	—	3,759	—	3,759
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	(1,401)	—	—	(1,401)
- Others	—	1	—	1

As at 31 December 2017	(6,737)	(494)	2,360	(4,871)

As at 1 January 2018	(6,737)	(494)	2,360	(4,871)
(Charged)/credited to net profit	1,421	2,713	278	4,412
(Charged)/credited to other comprehensive income
- Available-for-sale securities	—	1,673	—	1,673
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	8	—	—	8
- Others	—	35	—	35

As at 31 December 2018	(5,308)	3,927	2,638	1,257

(i)

The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.

(ii)

The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale securities, securities at fair value through profit or loss, and others.

(iii)	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.

Unrecognised deductible tax losses of the Group amounted to RMB365 million as at 31 December 2018 (as at 31 December 2017: RMB607 million). Unrecognised deductible temporary differences of the Group amounted to RMB378 million as at 31 December 2018 (as at 31 December 2017: RMB243 million).

(d)	The analysis of deferred tax assets and deferred tax liabilities is as follows:

	As at 31 December 2018	As at 31 December 2017
	RMB million	RMB million
Deferred tax assets:
- deferred tax assets to be recovered after 12 months	3,947	1,980
- deferred tax assets to be recovered within 12 months	6,213	4,493

Subtotal	10,160	6,473

Deferred tax liabilities:
- deferred tax liabilities to be settled after 12 months	(7,490)	(9,131)
- deferred tax liabilities to be settled within 12 months	(1,413)	(2,213)

Subtotal	(8,903)	(11,344)

Net deferred tax liabilities	1,257	(4,871)